Related Party Matters (Detail Textuals) - USD ($)			1 Months Ended				3 Months Ended		12 Months Ended
	Feb. 06, 2018	Apr. 01, 2017	Mar. 30, 2020	Dec. 19, 2019	Feb. 28, 2018	Jun. 30, 2014	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Independent contractor agreement | Dr. Avtar Dhillon
Related Party Transaction [Line Items]
Monthly fee				$ 10,000
Monthly fee paid each month				5,000
Monthly fee accruing from effective date				$ 5,000
Percentage of accrued consulting fees			100.00%
Percentage of bonus for accrued consulting fees			10.00%
Accrued expense under agreement							$ 33,871
Independent contractor agreement | Emerald Health Sciences Inc
Related Party Transaction [Line Items]
Initial term of agreement							10 years		10 years
Total expense incurred under agreement								$ 150,000	$ 542,000	$ 550,000
Accrued expense under agreement							$ 7,032		$ 10,000
Independent contractor agreement | K2C, Inc.
Related Party Transaction [Line Items]
Total expense incurred under agreement										220,000
Monthly fee		$ 20,000				$ 10,000
Separation and release agreement | K2C, Inc.
Related Party Transaction [Line Items]
Lump sum payment in agreement					$ 180,000
Recognized additional stock based compensation expense of restricted stock and option awards										112,270
Separation and release agreement | K2C, Inc. | January 18, 2018
Related Party Transaction [Line Items]
Number of restricted common stock vested					900,000
Separation and release agreement | K2C, Inc. | October 20, 2015
Related Party Transaction [Line Items]
Number of restricted common stock vested					325,000
Separation and release agreement | K2C, Inc. | November 21, 2014
Related Party Transaction [Line Items]
Number of restricted common stock vested					125,000
Consulting Agreement | Emerald Health Sciences Inc
Related Party Transaction [Line Items]
Initial term of agreement	1 year
Total expense incurred under agreement										$ 45,000
Annual fee	$ 60,000
Period of discretionary annual bonus payable to contractor after each fiscal year end	120 days